Interest charges and related fees	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Interest charges and related fees
16 Interest charges and related fees

	2019	2018	2017
Subordinated loans	88	62	34
Trust pass-through securities	8	8	9
Borrowings	252	300	283
Other	164	136	108
Total	513	507	435
Other includes interest charges on short term borrowings and bank fees.
The interest charges accrued on financial assets and liabilities that are not carried at fair value through profit or loss amounted to EUR 298 million (2018: EUR 143 million; 2017: EUR 162 million).

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2019	2018
Subordinated borrowings	80	63
Borrowings	57	55
Other	2	-
Total	139	118